FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and other assets	$ 23,525	$ 17,254
Financial assets pledged as collateral for liabilities or contingent liabilities	5,626	5,200
Disclosure of financial liabilities [line items]
Financial liabilities	59,486	40,783
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	818	640
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	223	220
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	58,445	39,923
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	960	518
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	5,585	6,243
Derivative assets	418	176
Disclosure of financial liabilities [line items]
Derivative liabilities	223	220
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	16,980	10,493
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	12,793	11,707
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	818	640
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	223	220
Accounts payable and other | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,752	10,847
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	46,693	29,076
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	46,693	29,076
Provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	7,836	7,929
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	2,870	2,588
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	2,870	2,588
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	7,278	5,638
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	7,278	5,638
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	469	478
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	469	478
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	12,908	8,550
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	960	518
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	5,585	6,243
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	6,363	1,789
Prepayments, subrogation recoverable, deferred policy acquisition costs
Disclosure of financial assets [line items]
Financial assets and other assets	$ 2,057	$ 1,369